Financial Liabilities Designated At Fair Value Through Profit Or Loss	12 Months Ended
Mar. 31, 2022
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Financial Liabilities Designated At Fair Value Through Profit Or Loss
18	FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS
Financial liabilities designated at fair value through profit or loss at March 31, 2022 and 2021 consisted of the following:

	At March 31,
	2022	2021

	(In millions)
Borrowings	¥72,470	¥24,971
Debt securities in issue	383,264	214,548

Total financial liabilities designated at fair value through profit or loss	¥455,734	¥239,519

The Group applies a fair value option to certain financial liabilities which were issued by the Group’s securities subsidiary. As part of risk management, the Group enters into derivative transactions to offset the profit or loss of financial liabilities containing embedded derivatives, designated at fair value through profit or loss (“FVPL”) under the fair value option. The carrying amounts of those financial liabilities at March 31, 2021 and March 31, 2022 were
¥2,980 million more and ¥53,814 million less than the contractual amounts required to be paid at maturity, respectively. The cumulative profits (losses) arising from changes in own credit risk of those financial liabilities were increased by ¥5,729 million from losses of ¥4,981 million at March 31, 2021 to profits of ¥748 million at March 31, 2022.